S000057729 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar Global Income Blended Index (reflects no deduction for fees, expenses, or taxes other than withholding taxes, as noted)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.21%	5.27%	7.85%
Performance Inception Date	[1]			Nov. 02, 2018
Morningstar Global Markets NR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	22.13%	10.68%	12.10%
Performance Inception Date	[2]			Nov. 02, 2018
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		13.57%	5.24%	6.33%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.87%	2.84%	4.27%
Performance Inception Date				Nov. 02, 2018
Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.29%	3.24%	4.25%
Performance Inception Date				Nov. 02, 2018

[1]
The Morningstar Global Income Blended Index is composed of 50% Morningstar Global Markets NR Index and 50% Bloomberg Multiverse Total Return Index. The Morningstar Global Markets NR Index is a broad-based securities market index that measures the performance of large-, mid‑ and small‑cap stocks in developed and emerging markets around the world, representing the top 97% of the investable universe by market capitalization. The Bloomberg Multiverse Total Return Index provides a broad-based measure of the global fixed-income bond market. Net total return indices reinvest dividends after the deduction of withholding taxes, using a tax rate applicable to non‑resident individuals who do not benefit from double taxation treaties.

[2]
The Morningstar Global Markets NR Index is a broad-based securities market index that measures the performance of large-, mid‑ and small‑cap stocks in developed and emerging markets around the world, representing the top 97% of the investable universe by market capitalization.